Contingent consideration liabilities - Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shionogi ViiV healthcare joint venture [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	£ 506	£ 515
10% decrease in sales forecasts	(506)	(516)
1% increase in discount rate	(198)	(207)
1% decrease in discount rate	213	223
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	343	305
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	(299)	(262)
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	102	125
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	(85)	(105)
Novartis vaccines [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	61	80
10% decrease in sales forecasts	(57)	(78)
1% increase in discount rate	(38)	(39)
1% decrease in discount rate	45	45
Novartis vaccines [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	1	4
Novartis vaccines [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	(4)	(2)
Novartis vaccines [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	28	30
Novartis vaccines [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	£ (27)	£ (24)